UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Investments Ultrashort Fund	June 30, 2017 (Unaudited)

	Principal amount°	Value (US $)
Certificates of Deposit – 3.64%
Banco Del Estado De Chile
1.32% 10/20/17	1,500,000	$1,500,231
Banco Estado Chile
1.21% 7/28/17	1,500,000	1,499,988
Total Certificates of Deposit (cost $3,000,000)		3,000,219

Commercial Paper – 15.68%
Banks – 10.23%
Abbey National Treasury Services 1.06% 7/3/17 ≠	2,250,000	2,249,867
BNP Paribas New York 1.02% 7/3/17 ≠	3,195,000	3,194,819
JPMorgan Securities 1.339% 10/2/17 ≠	500,000	498,395
Nordea Bank 1.229% 9/25/17 ≥	1,250,000	1,246,309
Westpac Banking 1.207% 8/4/17 ≠≥	1,250,000	1,248,606
		8,437,996
Colleges & Universities – 5.45%
Cornell University 1.203% 8/23/17 ≠	1,000,000	998,220
Dartmouth College 1.053% 7/13/17 ≠	750,000	749,790
Duke University 1.053% 7/13/17 ≠	753,000	752,708
University of California 1.203% 8/24/17 ≠	1,500,000	1,497,285
University of Chicago 1.012% 7/17/17 ≠	500,000	499,795
		4,497,798
Total Commercial Paper (cost $12,935,677)		12,935,794

Corporate Bonds – 35.63%
Banks – 17.05%
Bank of America 2.153% 4/24/23 ●	750,000	753,265
Branch Banking & Trust 1.45% 5/10/19	1,000,000	992,539
Citigroup 2.279% 5/17/24 ●	1,500,000	1,499,880
Citizens Bank 2.20% 5/26/20	1,250,000	1,248,629
Fifth Third Bank 2.30% 3/15/19	1,000,000	1,006,549
Goldman Sachs Group
2.30% 12/13/19	1,250,000	1,253,973
2.80% 11/29/23 ●	750,000	774,847
Huntington National Bank 2.375% 3/10/20	1,250,000	1,255,139
JPMorgan Chase & Co. 2.056% 4/25/23 ●	750,000	751,099
Morgan Stanley
2.373% 5/8/24 ●	750,000	754,485
6.25% 8/28/17	1,500,000	1,510,495
US Bank 2.00% 1/24/20	500,000	502,301
Wells Fargo Bank
1.77% 9/7/17 ●	500,000	500,438
2.15% 12/6/19	1,250,000	1,256,290
		14,059,929

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Schedule of investments
Delaware Investments Ultrashort Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry – 2.25%
Dow Chemical 8.55% 5/15/19	535,000	$599,504
Sherwin-Williams 2.25% 5/15/20	1,250,000	1,253,565
		1,853,069
Capital Goods – 4.55%
Fortive 1.80% 6/15/19	1,250,000	1,241,677
Rockwell Collins 1.95% 7/15/19	1,250,000	1,252,505
Siemens Financieringsmaatschappij 144A
2.20% 3/16/20 #	1,250,000	1,259,403
		3,753,585
Communications – 1.79%
Deutsche Telekom International Finance 144A
1.50% 9/19/19 #	1,500,000	1,479,727
		1,479,727
Consumer Cyclical – 1.52%
General Motors Financial 2.35% 10/4/19	1,250,000	1,250,614
		1,250,614
Consumer Non-Cyclical – 2.42%
Shire Acquisitions Investments Ireland 1.90% 9/23/19	2,000,000	1,991,876
		1,991,876
Electric – 3.05%
Dominion Energy 2.579% 7/1/20	1,250,000	1,257,259
Great Plains Energy 2.50% 3/9/20	1,250,000	1,262,389
		2,519,648
Insurance – 1.50%
Principal Life Global Funding II 144A 1.50% 4/18/19 #	1,250,000	1,238,840
		1,238,840
Natural Gas – 1.50%
Sempra Energy 1.625% 10/7/19	1,250,000	1,239,323
		1,239,323
Total Corporate Bonds (cost $29,370,280)		29,386,611

Non-Agency Asset-Backed Securities – 36.51%
American Express Credit Account Master Trust
Series 2013-2 A 1.579% 5/17/21 ●	510,000	512,078
ARI Fleet Lease Trust
Series 2017-A A1 144A 1.25% 6/15/18 #	3,000,000	2,998,162
Bank of America Credit Card Trust
Series 2016-A1 A 1.549% 10/15/21 ●	2,000,000	2,010,673
BMW Floorplan Master Owner Trust
Series 2015-1A A 144A 1.659% 7/15/20 #●	1,000,000	1,003,400
BMW Vehicle Lease Trust
Series 2016-1 A2B 1.712% 1/22/18 ●	169,276	169,342

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(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
BMW Vehicle Lease Trust
Series 2016-1 A3 1.34% 1/22/19	1,000,000	$999,457
Chase Issuance Trust
Series 2017-A1 A 1.459% 1/18/22 ●	250,000	250,825
Series 2017-A2 A 1.559% 3/15/24 ●	1,000,000	1,003,026
Chesapeake Funding II
Series 2017-2A A2 144A 1.494% 5/15/29 #●	1,500,000	1,500,054
Citibank Credit Card Issuance Trust
Series 2017-A5 A5 1.836% 4/22/26 ●	3,000,000	3,015,584
Series 2017-A6 A6 1.826% 5/14/29 ●	1,000,000	1,006,407
Discover Card Execution Note Trust
Series 2013-A1 A1 1.459% 8/17/20 ●	1,400,000	1,401,659
Series 2017-A1 A1 1.649% 7/15/24 ●	2,000,000	2,010,779
Series 2017-A3 A3 1.389% 10/17/22 ●	2,800,000	2,806,143
Series 2017-A5 A5 1.816% 12/15/26 ●	1,000,000	1,005,315
Ford Credit Floorplan Master Owner Trust A
Series 2015-2 A2 1.729% 1/15/22 ●	1,000,000	1,008,985
Mercedes-Benz Master Owner Trust
Series 2016-BA A 144A 1.859% 5/17/21 #●	1,000,000	1,008,362
Navistar Financial Dealer Note Master Owner Trust II
Series 2017-1 A 144A 2.489% 6/27/22 #●	1,000,000	999,805
Nissan Master Owner Trust Receivables
Series 2015-A A1 1.559% 1/15/20 ●	1,175,000	1,176,589
PFS Financing
Series 2017-AA A 144A 1.739% 3/15/21 #●	2,500,000	2,504,604
Toyota Auto Receivables
Series 2016-C A2A 1.00% 1/15/19	719,154	718,372
Trafigura Securitisation Finance
Series 2017-1A A1 144A 2.056% 12/15/20 #●	1,000,000	1,000,000
Total Non-Agency Asset-Backed Securities
(cost $30,048,307)		30,109,621

Sovereign Bond – 1.82%Δ
Austria – 1.82%
Oesterreichische Kontrollbank 1.365% 8/10/17 ●	1,500,000	1,500,144
Total Sovereign Bond (cost $1,500,000)		1,500,144

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Schedule of investments
Delaware Investments Ultrashort Fund (Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments – 6.68%
Abbey National Treasury Services 1.708% 10/17/17 ●	1,500,000	$1,502,427
JPMorgan Securities
1.517% 7/10/17 ●	1,000,000	1,000,099
1.558% 10/19/17 ●	1,500,000	1,501,757
Toronto-Dominion Bank 1.558% 10/17/17 ●	1,500,000	1,501,777
Total Short-Term Investments (cost $5,500,000)		5,506,060

Total Value of Securities – 99.96%
(cost $82,354,264)		82,438,449

Receivables and Other Assets Net of Liabilities – 0.04%		29,297
Net Assets Applicable to 8,239,674 Shares Outstanding – 100.00%		$82,467,746

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $14,992,357, which represents 18.18% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
≥	Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At June 30, 2017, the aggregate value of these securities was $2,494,915, which represented 3.03% of the Fund’s net assets.
°	Principal amount shown is stated in US dollars.
Δ	Securities have been classified by country of origin.
●	Variable rate security. Each rate shown is as of June 30, 2017. Interest rates reset periodically.
See accompanying notes.

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Notes
Delaware Investments Ultrashort Fund	June 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Cash Reserve (Trust) - Delaware Investments Ultrashort Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$82,354,264
Aggregate unrealized appreciation of investments	$150,006
Aggregate unrealized depreciation of investments	(65,821)
Net unrealized appreciation of investments	$84,185

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

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(Unaudited)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Securities	Level 2
Assets:
Certificates of Deposit	$3,000,219
Commercial Paper	12,935,794
Corporate Debt	29,386,611
Non-Agency Asset-Backed Securities	30,109,621
Sovereign Debt	1,500,144
Short-Term Investments	5,506,060
Total Value of Securities	$82,438,449

During the period ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. At June 30, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amounts relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of Investments” and accompanying notes.

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(Unaudited)

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: